Stockholders' Equity	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 10 -STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of November 30, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock

On August 17, 2020, the Company amended its certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 20,000,000 to 36,000,000. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At, November 30, 2020 and May 31, 2020, there were 1,217,376 and 998,622 shares of common stock issued and outstanding respectively.

Common Stock Issued for Cash

In May 2020, the Company issued 2,976 shares of its restricted common stock at a price of $8.72 per share, to William H. Herrmann, Jr. a member of the Company’s board of directors, for an aggregate purchase price of $25,000.

Common Stock Issued in Connection with Debt

Effective June 4, 2020, the Company issued 10,738 shares of common stock at $9.28 per share in connection with the conversion of $100,000 in principal balance of the Convertible Note Payable (see Note 8).

On June 18, 2020, pursuant to the terms of the June 18, 2020 SPA between the Company and an accredited investor, pursuant to which the Company issued a 12% self-amortization promissory note (Note 8) in the principal amount of $550,000, the Company issued 6,875 shares of common stock at $9.04 per share, to such accredited investor as additional consideration for the purchase of such note. The 6,875 shares were value at $62,150, or $9.04 per share, based on the quoted trading price on the date of grant, which was included in debt discount and accreted over the term of the debt.

Effective July 1, 2020 pursuant to the terms of that certain 10% Fixed Convertible Promissory Note dated April 29, 2020 in the principal amount of $152,500 issued by the Company in favor of Harbor Gates Capital, LLC, the Company issued 1,250 shares of our restricted common stock, issued at $7.92 per share, to Harbor Gates Capital, LLC as additional consideration for the purchase of such note. The 1,250 shares were value at $9,900, or $7.92 per share, based on the quoted trading price on the date of grant, which was included in debt discount and accreted over the term of the debt.

Effective August 10, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor pursuant to which we issued a 12% self-amortization promissory note (Note 8) in the principal amount of $333,333, the Company issued 4,167 shares of common stock at $7.28 per share. The 4,167 shares were value at $30,166, or $7.24 per share, based on the quoted trading price on the date of grant, which was included in debt discount and accreted over the term of the debt.

Common Stock Issued for Accounts Payable

On June 4, 2020, the Company issued 3,125 shares of common stock at $14.72 per share in satisfaction of an outstanding balance owed to a vendor in the amount of $46,000. In connection with this issuance, the Company reduced accounts payable by $33,865 and recorded debt settlement expense of $12,135.

Common Stock Issued for Acquisitions

On July 1, 2020, the Company acquired the assets of one of its franchisee-owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. In connection with the acquisition the Company issued 18,750 restricted shares at $8.80 per share, or $165,000.

On September 22, 2020, in connection with an Asset Purchase agreement with Ignatious O’Riley, an existing franchisee (“Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 2,989 shares of the Company’s common stock with fair value of $29,416 or $9.84 per share (see Note 5).

On September 23, 2020, the Company’s wholly-owned subsidiary, Simplicity Union Gap entered into an Asset Purchase agreement with Five Point Legacy Corp., an existing franchisee (“Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 4,506 shares of the Company’s common stock with fair value of $43,974 or $9.76 per share (see Note 5).

On October 1, 2020, the Company entered into an Asset Purchase agreement with Parryproject LLC., Owen Parry and Jennie Parry, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 3,688 shares of the Company’s common stock with fair value of $38,650 or $10.48 per share (see Note 5).

On October 1, 2020, the Company’s wholly-owned subsidiary, Simplicity Humble entered into an Asset Purchase agreement with Team Centore Entertainment Corp., and Charles Centore, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 8,402 shares of the Company’s common stock with fair value of $88,052 or $10.48 per share (see Note 5).

On October 12, 2020, the Company’s wholly-owned subsidiary, Simplicity Frisco entered into an Asset Purchase agreement with JAR Mathis Holdings, Jared Mathis and Amy Mathis, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 6,202 shares of the Company’s common stock with fair value of $74,423 or $12.00 per share (see Note 5).

On October 30, 2020, the Company’s wholly-owned subsidiary, Simplicity Santa Rosa entered into an Asset Purchase agreement with B&R Franchise Investments, LLC, Brian Chu and Richard Loo, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 4,202 shares of the Company’s common stock with fair value of $46,068 or $11.44 per share (see Note 5).

On October 30, 2020, the Company’s wholly-owned subsidiary, Simplicity Brea entered into an Asset Purchase agreement (“APA”) with Nextgen Gaming, LLC, Ajay Chunilal Shah and Shweta Shah, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 3,255 shares of the Company’s common stock with fair value of $37,237 or $11.44 per share (see Note 5).

On October 30, 2020, the Company’s wholly-owned subsidiary, Simplicity Billings entered into an Asset Purchase agreement with Button Mashers, Inc, Jon Bessmer and Brandy Bessmer, an existing franchisee (collectively as “Seller or Franchisee”), to acquire the Franchisee’s assets in exchange for 4,697 shares of the Company’s common stock with fair value of $52,725 or $11.44 per share (see Note 5).

Common Stock Issued for Compensation

On June 30, 2020, the Company issued 12,334 shares of common stock at $7.76 per share to various employees of the Company as compensation. In connection with the issuance of these shares, the Company recorded stock-based compensation of $95,700.

During the three months ended August 31, 2020, the Company issued 84,062 shares of common stock to executive officers of the Company for services rendered. Additionally, the Company issued 19,779 shares of common stock to employees for services rendered. The shares were valued at per share prices ranging from $6.56 to $14.72, based on the quoted trading price on the date of grant. In connection with the issuance of these shares, during the six months ended November 30, 2020, the Company recorded stock-based compensation of $54,395 and reduced prior accrued compensation by $669,215.

Effective August 1, 2020, the Company entered into a marketing agreement whereby the Company issued 3,472 shares of common stock at $6.56 per share. In connection with the issuance of these shares, the Company recorded stock-based professional fees of $15,185 and prepaid expenses of $7,593 which will be amortized over the remaining service period.

During the three months ended November 30, 2020, the Company issued an aggregate of 9,844 restricted common shares of the Company to executive officers of the Company for services rendered. These shares were valued at $119,632, or per share prices ranging from $9.04 per share to $11.44 per common share, based on the quoted trading price on the date of grant. In connection with the issuance of these shares, during the six months ended November 30, 2020, the Company recorded stock-based compensation of $119,632.

On September 16, 2020, the Company issued an aggregate of 2,813 restricted common shares of the Company to executive officers and employees of the Company for services rendered. These shares were valued at $25,420, or $9.04 per share, based on the quoted trading price on the date of grant. In connection with the issuance of these shares, during the six months ended November 30, 2020, the Company recorded stock-based professional fees of $25,420.

Warrants

In connection with the November 23, 2020 SPA (see Note 8), the Company shall issue warrants equal to 375,000 divided by the Exercise Price (as defined below) (the “Warrant Shares”) (whereby such number may be adjusted from time to time pursuant to the terms and conditions of this Warrant) at the Exercise Price per share then in effect. For purposes of this Warrant, the term “Exercise Price” shall mean 110% of the public offering price of the Company’s common stock under the public offering contemplated by the registration statement on Form S-1 filed by the Company on October 23, 2020 (the “Uplist Offering”), provided, however, that if the Uplist Offering has not been consummated on or before May 23, 2021, then the Exercise Price shall mean the closing bid price of the Company’s common stock on December 23, 2020, subject to adjustment as provided in the warrant (including but not limited to cashless exercise), and the term “Exercise Period” shall mean the period commencing on the earlier of (i) the date of the Company’s consummation of the Uplist Offering or (ii) May 23, 2021, and ending on the five-year anniversary thereof. In connection with the issuance of these warrants, on the initial measurement date, the relative fair value of the warrants of $157,438 was recorded as a debt discount and an increase in paid-in capital.

Warrant activities for the six months ended November 30, 2020 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding May 31, 2020	803,000	$83.04	-	$-
Granted	17,054	21.99
Cancelled	-	-
Balance Outstanding November 30, 2020	820,054	$81.74	3.10	$-
Exercisable, November 30, 2020	820,054	$81.74	3.10	$-

NOTE 10 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2020, and May 31, 2019, there were 7,988,975 and 7,003,975 shares of common stock issued and outstanding respectively.

2020 Transactions

On July 30, 2019, in connection with the PLAYlive Merger, the Company issued 750,000 shares of the Company’s common stock as Merger Consideration (Note 6).

On September 16, 2019, pursuant to a Restricted Award, the Company authorized the grant to Jed Kaplan, our Chief Financial Executive Officer and Interim Chief Financial Officer and a member of our board of directors, of 70,000 shares of our restricted Common Stock. As of May 31, 2020, these shares have been issued.

On September 16, 2019, pursuant to a Restricted Award, the Company authorized the grant to Roman Franklin, our President and a member of our board of directors, of 21,000 shares of our restricted Common Stock. As of May 31, 2020, these shares have been issued.

On September 16, 2019, pursuant to a Restricted Award, the Company authorized the grant to Steven Grossman, our Corporate Secretary, of 14,000 shares of our restricted Common Stock. As of May 31, 2020, these shares have been issued.

On March 11, 2020, in connection with the execution of the Common Stock Purchase Agreement with Triton Funds, LP, the Company issued 5,000 shares of our restricted Common Stock at $1.18 per share to Triton Funds, LP as a donation.

On April 9, 2020, the Company delivered a Purchase Notice to Triton Funds, LP pursuant to the terms of the Common Stock Purchase Agreement requiring Triton Funds, LP to acquire 125,000 shares of our restricted Common Stock at a price of $0.70 per share. In accordance therewith, we issued 125,000 shares of our Common Stock to Triton Funds, LP, which rendered $87,700 in proceeds to the Company.

On May 4, 2020, pursuant to the terms of that certain 10% Fixed Convertible Promissory Note dated April 29, 2020 in the principal amount of $152,500 issued by the Company in favor of Harbor Gates Capital, LLC, the Company issued 10,000 shares of our restricted Common Stock, issued at $0.99 per share, to Harbor Gates Capital, LLC as additional consideration for the purchase of such note. As of May 31, 2020, these shares were not issued. As of August 31, 2020, these shares have been issued.

On May 7, 2020, the Company authorized the sale of 22,936 shares of our restricted Common Stock, at a price of $1.09 per share, to William H. Herrmann, Jr. a member of our board of directors, for an aggregate purchase price of $25,000. As of May 31, 2020, and August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on June 4, 2020, the Company authorized the issuance of 85,905 shares of common stock in connection with the conversion of $100,000 in principal of a convertible note payable. As of May 31, 2020 and August 31, 2020, these shares have been issued.

Subsequent to May 31, 2020, on June 15, 2020, we issued 25,000 shares of common stock in satisfaction of an outstanding balance owed to a vendor.

Subsequent to May 31, 2020, on June 18, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor, pursuant to which the Company issued a 12% self-amortization promissory note (described elsewhere herein) in the principal amount of $550,000, the Company issued 55,000 shares of the Company’s common stock to such accredited investor as additional consideration for the purchase of such note.

Subsequent to May 31, 2020, on June 29, 2020, the Company acquired the assets of one of its top performing franchisee owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. In connection with the acquisition the Company authorized the issuance of 150,000 restricted shares As of August 31, 2020 such shares have not been issued.

Subsequent to May 31, 2020, on July 29, 2020, the Company authorized the grant to Mr. Kaplan of 300,000 shares of common stock. As of August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on July 29, 2020, the Company authorized the grant to Mr. Franklin of 265,000 shares of common stock. As of August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on July 29, 2020, the Company authorized the grant of 192,000 shares of common stock to an employee and the Directors of the Company as of August 31, 2020 such shares have not been issued.

Subsequent to May 31, 2020, on July 31, 2020, the Company entered into a marketing agreement whereby we agreed to issue 27,778 shares of common stock. As of August 31, 2020, such shares have not been issued.

Subsequent to May 31, 2020, on August 7, 2020, pursuant to the terms of that certain Securities Purchase Agreement between the Company and an accredited investor pursuant to which we issued a 12% self-amortization promissory note (described elsewhere herein) in the principal amount of 333,333, the Company authorized the grant of 33,333 shares of common stock. As of August 31, 2020, such shares have been issued.

Private Placement

Beginning in February of 2019 and closing in May of 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount”) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

The Company sold 962,500 units for gross proceeds of $1,925,000.

Stock Based Compensation

On March 27, 2019, the Company issued 180,000 shares of common stock at $0.60 per share to 3 employees of the Company. The shares were issued in conjunction with their employment agreements. During the fiscal year ended May 31, 2020 105,000 shares vested ratably through December 31, 2019. As of May 31, 2020, all 180,000 shares have vested.

On July 29, 2020, the Company authorized the issuance of 67,000 shares of common stock at $1.02 per share to 3 employees of the Company. The shares were issued in conjunction with their employment agreements and vested ratably through May 31, 2020.

On July 29, 2020, the Company authorized the issuance of 690,000 shares of common stock at $0.87 per share to the Executive Officers, an employee of the Company and the Members of the Company’s Board of Directors. The shares have all vested as of May 31, 2020.

In connection with these issuances the Company recorded share-based compensation expense of $669,215. At May 31, 2020, the Company has no unrecognized share-based compensation.

Warrants

For the year ended May 31, 2020, there was no activity with respect to warrants.

For the year ended May 31, 2019, the Company issued 5,461,500 warrants in conjunction with its Initial Public Offerings. These warrants are exercisable for five years from November 20, 2018, the date of the initial business combination and have an exercise price equal to $11.50.

For the year ended May 31, 2019, the Company issued 962,500 warrants in conjunction with the above-mentioned private placement. These warrants are exercisable for 5 years and have an exercise price of $4.00.

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2020 and 2019 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2018	5,461,500	$11.50	Nov 2023
Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424,000	10.38

Outstanding – May 31, 2020	6,424.000	$10.38
Warrants exercisable at May 31, 2020	6,424,000